BLACKROCK FUNDSSM

BlackRock Commodity Strategies Fund

(the “Fund”)

Supplement dated August 4, 2022 to the Statement of Additional Information (“SAI”)

of the Fund, dated September 28, 2021, as supplemented to date

Effective August 1, 2022, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Alastair Bishop and Hannah Johnson, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The first paragraph and the table in the sub-section entitled “Other Funds and Accounts Managed” are deleted in their entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of May 31, 2021.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alastair Bishop	6 $2.90 Billion	13 $10.80 Billion	2 $63.07 Thousand	0 $0	2 $1.89 Million	0 $0
Hannah Johnson, CFA	0 $0	2 $1.39 Billion	0 $0	0 $0	0 $0	0 $0

The sub-section entitled “Discretionary Incentive Compensation” with respect to Mr. Shimell is deleted in its entirety.

The first paragraph and the table in the sub-section entitled “Fund Ownership” are deleted in their entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers as of May 31, 2021.

Portfolio Manager	Dollar Range
Alastair Bishop	$10,001-$50,000
Hannah Johnson, CFA	$1-$10,000

Shareholders should retain this Supplement for future reference.

SAI-CS-0822SUP